Note 16 - Related Party Transactions (Details) - Loans to Executive Officers and Directors (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans to Executive Officers and Directors [Abstract]
Balance, beginning of year	$ 6,095,008	$ 5,794,896	$ 5,982,120
Balance, end of year	6,483,503	6,095,008	5,794,896
New Loans	782,681	464,400	650,095
Repayments	$ (394,186)	$ (164,288)	$ (837,319)